ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE	12.ACCOUNTS RECEIVABLE
	Note	2017	2016

Trade	27(c)	$486.4	$466.2
Other		56.5	58.8

		$542.9	$525.0